Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Aberdeen Asia Bond Institutional Fund (Prospectus Summary): | Aberdeen Asia Bond Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Asia Bond Institutional Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference